Allowance for impairment losses (Details) - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2019
Allowance for impairment losses.
Total impairment charged	£ 3,829	£ 717	£ 579	£ 1,296
Residual impairment and voluntary termination loss	191			201
Impairment
Allowance for impairment losses.
Balance at beginning of period	3,455
Impact of transfers between stages	1,263	225	379
Balance at end of period	6,541	3,455		3,455
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	6
Impairment | Purchased or originated credit-impaired
Allowance for impairment losses.
Balance at beginning of period	142
Balance at end of period	325	142		142
Impairment | 12-month expected credit losses
Allowance for impairment losses.
Balance at beginning of period	772
Balance at end of period	1,606	772		772
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	6
Impairment | Lifetime expected credit losses | Not credit impaired
Allowance for impairment losses.
Balance at beginning of period	1,072
Balance at end of period	2,384	1,072		1,072
Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination
Allowance for impairment losses.
Balance at beginning of period	1,469
Balance at end of period	2,226	1,469		1,469
Loans and advances to banks
Allowance for impairment losses.
Balance at beginning of period	(9,775)
Balance at end of period	(11,202)	(9,775)		(9,775)
Loans and advances to banks | 12-month expected credit losses
Allowance for impairment losses.
Balance at beginning of period	(9,775)
Balance at end of period	(11,159)	(9,775)		(9,775)
Loans and advances to banks | Lifetime expected credit losses | Not credit impaired
Allowance for impairment losses.
Balance at end of period	(43)
Loans and advances to banks | Impairment
Allowance for impairment losses.
Balance at beginning of period	2
Balance at end of period	22	2		2
Loans and advances to banks | Impairment | 12-month expected credit losses
Allowance for impairment losses.
Balance at beginning of period	2
Balance at end of period	21	2		2
Loans and advances to banks | Impairment | Lifetime expected credit losses | Not credit impaired
Allowance for impairment losses.
Balance at end of period	1
Retail - Mortgages [Member] | Impairment
Allowance for impairment losses.
Balance at beginning of period	569		459	459
Exchange and other movements	(39)			283
Impact of transfers between stages	186			129
Other items charged to the income statement	418			(294)
Total impairment charged	604			(165)
Financial assets that have been written off during the year	(42)			(89)
Recoveries of advances written off in previous years	9			57
Discount unwind	10			24
Balance at end of period	1,111	569		569
Retail - Mortgages [Member] | Impairment | Impact of Transfers Between Stages
Allowance for impairment losses.
Impact of transfers between stages	186			129
Retail - Mortgages [Member] | Impairment | Purchased or originated credit-impaired
Allowance for impairment losses.
Balance at beginning of period	142		78	78
Exchange and other movements	(38)			283
Other items charged to the income statement	245			(193)
Total impairment charged	245			(193)
Financial assets that have been written off during the year	(24)			(54)
Recoveries of advances written off in previous years				28
Balance at end of period	325	142		142
Retail - Mortgages [Member] | Impairment | 12-month expected credit losses
Allowance for impairment losses.
Balance at beginning of period	24		37	37
Exchange and other movements	(2)
Impact of transfers between stages	(4)			(16)
Other items charged to the income statement	90			3
Total impairment charged	86			(13)
Balance at end of period	108	24		24
Retail - Mortgages [Member] | Impairment | 12-month expected credit losses | Stage 1
Allowance for impairment losses.
Impact of transfers between stages	14			17
Retail - Mortgages [Member] | Impairment | 12-month expected credit losses | Stage 2
Allowance for impairment losses.
Impact of transfers between stages	(6)			(13)
Retail - Mortgages [Member] | Impairment | 12-month expected credit losses | Stage 3
Allowance for impairment losses.
Impact of transfers between stages				(5)
Retail - Mortgages [Member] | Impairment | 12-month expected credit losses | Impact of Transfers Between Stages
Allowance for impairment losses.
Impact of transfers between stages				(15)
Impact of transfers between stages	(12)
Retail - Mortgages [Member] | Impairment | Lifetime expected credit losses | Not credit impaired
Allowance for impairment losses.
Balance at beginning of period	281		226	226
Exchange and other movements	1
Impact of transfers between stages	133			100
Other items charged to the income statement	76			(45)
Total impairment charged	209			55
Balance at end of period	491	281		281
Retail - Mortgages [Member] | Impairment | Lifetime expected credit losses | Not credit impaired | Stage 1
Allowance for impairment losses.
Impact of transfers between stages	(14)			(17)
Retail - Mortgages [Member] | Impairment | Lifetime expected credit losses | Not credit impaired | Stage 2
Allowance for impairment losses.
Impact of transfers between stages	16			33
Retail - Mortgages [Member] | Impairment | Lifetime expected credit losses | Not credit impaired | Stage 3
Allowance for impairment losses.
Impact of transfers between stages	(28)			(21)
Retail - Mortgages [Member] | Impairment | Lifetime expected credit losses | Not credit impaired | Impact of Transfers Between Stages
Allowance for impairment losses.
Impact of transfers between stages	159			105
Retail - Mortgages [Member] | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination
Allowance for impairment losses.
Balance at beginning of period	122		118	118
Impact of transfers between stages	57			45
Other items charged to the income statement	7			(59)
Total impairment charged	64			(14)
Financial assets that have been written off during the year	(18)			(35)
Recoveries of advances written off in previous years	9			29
Discount unwind	10			24
Balance at end of period	187	122		122
Retail - Mortgages [Member] | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination | Stage 2
Allowance for impairment losses.
Impact of transfers between stages	(10)			(20)
Retail - Mortgages [Member] | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination | Stage 3
Allowance for impairment losses.
Impact of transfers between stages	28			26
Retail - Mortgages [Member] | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination | Impact of Transfers Between Stages
Allowance for impairment losses.
Impact of transfers between stages	39			39
Loans and advances to customers
Allowance for impairment losses.
Balance at beginning of period	(494,988)
Balance at end of period	(501,508)	(494,988)		(494,988)
Loans and advances to customers | Purchased or originated credit-impaired
Allowance for impairment losses.
Balance at beginning of period	(13,572)
Balance at end of period	(12,718)	(13,572)		(13,572)
Loans and advances to customers | 12-month expected credit losses
Allowance for impairment losses.
Balance at beginning of period	(449,300)
Balance at end of period	(428,197)	(449,300)		(449,300)
Loans and advances to customers | Lifetime expected credit losses | Not credit impaired
Allowance for impairment losses.
Balance at beginning of period	(27,548)
Balance at end of period	(55,971)	(27,548)		(27,548)
Loans and advances to customers | Lifetime expected credit losses | Credit-impaired after purchase or origination
Allowance for impairment losses.
Balance at beginning of period	(4,568)
Balance at end of period	(4,622)	(4,568)		(4,568)
Loans and advances to customers | Impairment
Allowance for impairment losses.
Balance at beginning of period	3,259
Balance at end of period	5,986	3,259		3,259
Loans and advances to customers | Impairment | Purchased or originated credit-impaired
Allowance for impairment losses.
Balance at beginning of period	142
Balance at end of period	325	142		142
Loans and advances to customers | Impairment | 12-month expected credit losses
Allowance for impairment losses.
Balance at beginning of period	675
Balance at end of period	1,332	675		675
Loans and advances to customers | Impairment | Lifetime expected credit losses | Not credit impaired
Allowance for impairment losses.
Balance at beginning of period	995
Balance at end of period	2,168	995		995
Loans and advances to customers | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination
Allowance for impairment losses.
Balance at beginning of period	1,447
Balance at end of period	2,161	1,447		1,447
Drawn balance
Allowance for impairment losses.
Total impairment charged	3,499	713	599	1,312
Drawn balance | Impact of Transfers Between Stages
Allowance for impairment losses.
Impact of transfers between stages	1,160
Drawn balance | Impairment
Allowance for impairment losses.
Balance at beginning of period	3,278		3,169	3,169
Exchange and other movements	(10)			308
Impact of transfers between stages	1,160			598
Other items charged to the income statement	2,339			714
Total impairment charged	3,499			1,312
Financial assets that have been written off during the year	(786)			(1,883)
Recoveries of advances written off in previous years	86			425
Discount unwind	(27)			(53)
Balance at end of period	6,040	3,278		3,278
Drawn balance | Impairment | Impact of Transfers Between Stages
Allowance for impairment losses.
Impact of transfers between stages	1,160			598
Drawn balance | Impairment | Purchased or originated credit-impaired
Allowance for impairment losses.
Balance at beginning of period	142		78	78
Exchange and other movements	(38)			283
Other items charged to the income statement	245			(193)
Total impairment charged	245			(193)
Financial assets that have been written off during the year	(24)			(54)
Recoveries of advances written off in previous years				28
Balance at end of period	325	142		142
Drawn balance | Impairment | 12-month expected credit losses
Allowance for impairment losses.
Balance at beginning of period	677		527	527
Exchange and other movements	1			11
Impact of transfers between stages	(56)			(14)
Other items charged to the income statement	733			153
Total impairment charged	677			139
Balance at end of period	1,355	677		677
Drawn balance | Impairment | 12-month expected credit losses | Stage 1
Allowance for impairment losses.
Impact of transfers between stages	108			229
Drawn balance | Impairment | 12-month expected credit losses | Stage 2
Allowance for impairment losses.
Impact of transfers between stages	(90)			(53)
Drawn balance | Impairment | 12-month expected credit losses | Stage 3
Allowance for impairment losses.
Impact of transfers between stages	(10)			(15)
Drawn balance | Impairment | 12-month expected credit losses | Impact of Transfers Between Stages
Allowance for impairment losses.
Impact of transfers between stages	(64)			(175)
Drawn balance | Impairment | Lifetime expected credit losses | Not credit impaired
Allowance for impairment losses.
Balance at beginning of period	995		994	994
Exchange and other movements	1			(9)
Impact of transfers between stages	670			83
Other items charged to the income statement	503			(73)
Total impairment charged	1,173			10
Balance at end of period	2,169	995		995
Drawn balance | Impairment | Lifetime expected credit losses | Not credit impaired | Stage 1
Allowance for impairment losses.
Impact of transfers between stages	(107)			(222)
Drawn balance | Impairment | Lifetime expected credit losses | Not credit impaired | Stage 2
Allowance for impairment losses.
Impact of transfers between stages	133			92
Drawn balance | Impairment | Lifetime expected credit losses | Not credit impaired | Stage 3
Allowance for impairment losses.
Impact of transfers between stages	(133)			(140)
Drawn balance | Impairment | Lifetime expected credit losses | Not credit impaired | Impact of Transfers Between Stages
Allowance for impairment losses.
Impact of transfers between stages	777			353
Drawn balance | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination
Allowance for impairment losses.
Balance at beginning of period	1,464		1,570	1,570
Exchange and other movements	26			23
Impact of transfers between stages	546			529
Other items charged to the income statement	858			827
Total impairment charged	1,404			1,356
Financial assets that have been written off during the year	(762)			(1,829)
Recoveries of advances written off in previous years	86			397
Discount unwind	(27)			(53)
Balance at end of period	2,191	1,464		1,464
Drawn balance | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination | Stage 1
Allowance for impairment losses.
Impact of transfers between stages	(1)			(7)
Drawn balance | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination | Stage 2
Allowance for impairment losses.
Impact of transfers between stages	(43)			(39)
Drawn balance | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination | Stage 3
Allowance for impairment losses.
Impact of transfers between stages	143			155
Drawn balance | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination | Impact of Transfers Between Stages
Allowance for impairment losses.
Impact of transfers between stages	447			420
Drawn balance | Financial asset at amortised cost | Impairment
Allowance for impairment losses.
Balance at beginning of period	3,264
Balance at end of period	6,013	3,264		3,264
Drawn balance | Financial asset at amortised cost | Impairment | Purchased or originated credit-impaired
Allowance for impairment losses.
Balance at beginning of period	142
Balance at end of period	325	142		142
Drawn balance | Financial asset at amortised cost | Impairment | 12-month expected credit losses
Allowance for impairment losses.
Balance at beginning of period	677
Balance at end of period	1,355	677		677
Drawn balance | Financial asset at amortised cost | Impairment | Lifetime expected credit losses | Not credit impaired
Allowance for impairment losses.
Balance at beginning of period	995
Balance at end of period	2,169	995		995
Drawn balance | Financial asset at amortised cost | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination
Allowance for impairment losses.
Balance at beginning of period	1,450
Balance at end of period	2,164	1,450		1,450
Drawn balance | Loans and advances to banks | Impairment
Allowance for impairment losses.
Balance at beginning of period	2
Balance at end of period	22	2		2
Drawn balance | Loans and advances to banks | Impairment | 12-month expected credit losses
Allowance for impairment losses.
Balance at beginning of period	2
Balance at end of period	21	2		2
Drawn balance | Loans and advances to banks | Impairment | Lifetime expected credit losses | Not credit impaired
Allowance for impairment losses.
Balance at end of period	1
Drawn balance | Retail - Mortgages [Member]
Allowance for impairment losses.
Balance at beginning of period	(288,630)
Balance at end of period	(284,618)	(288,630)		(288,630)
Drawn balance | Retail - Mortgages [Member] | Purchased or originated credit-impaired
Allowance for impairment losses.
Balance at beginning of period	(13,572)
Balance at end of period	(12,718)	(13,572)		(13,572)
Drawn balance | Retail - Mortgages [Member] | 12-month expected credit losses
Allowance for impairment losses.
Balance at beginning of period	(257,020)
Balance at end of period	(236,471)	(257,020)		(257,020)
Drawn balance | Retail - Mortgages [Member] | Lifetime expected credit losses | Not credit impaired
Allowance for impairment losses.
Balance at beginning of period	(16,654)
Balance at end of period	(33,817)	(16,654)		(16,654)
Drawn balance | Retail - Mortgages [Member] | Lifetime expected credit losses | Credit-impaired after purchase or origination
Allowance for impairment losses.
Balance at beginning of period	(1,384)
Balance at end of period	(1,613)	(1,384)		(1,384)
Drawn balance | Retail - Mortgages [Member] | Impairment
Allowance for impairment losses.
Balance at beginning of period	568
Balance at end of period	1,109	568		568
Drawn balance | Retail - Mortgages [Member] | Impairment | Purchased or originated credit-impaired
Allowance for impairment losses.
Balance at beginning of period	142
Balance at end of period	325	142		142
Drawn balance | Retail - Mortgages [Member] | Impairment | 12-month expected credit losses
Allowance for impairment losses.
Balance at beginning of period	23
Balance at end of period	106	23		23
Drawn balance | Retail - Mortgages [Member] | Impairment | Lifetime expected credit losses | Not credit impaired
Allowance for impairment losses.
Balance at beginning of period	281
Balance at end of period	491	281		281
Drawn balance | Retail - Mortgages [Member] | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination
Allowance for impairment losses.
Balance at beginning of period	122
Balance at end of period	187	122		122
Drawn balance | Other | Impairment
Allowance for impairment losses.
Balance at beginning of period	2,691
Balance at end of period	4,877	2,691		2,691
Drawn balance | Other | Impairment | 12-month expected credit losses
Allowance for impairment losses.
Balance at beginning of period	652
Balance at end of period	1,226	652		652
Drawn balance | Other | Impairment | Lifetime expected credit losses | Not credit impaired
Allowance for impairment losses.
Balance at beginning of period	714
Balance at end of period	1,677	714		714
Drawn balance | Other | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination
Allowance for impairment losses.
Balance at beginning of period	1,325
Balance at end of period	1,974	1,325		1,325
Drawn balance | Loans and advances to customers | Impairment
Allowance for impairment losses.
Balance at beginning of period	3,259
Balance at end of period	5,986	3,259		3,259
Drawn balance | Loans and advances to customers | Impairment | Purchased or originated credit-impaired
Allowance for impairment losses.
Balance at beginning of period	142
Balance at end of period	325	142		142
Drawn balance | Loans and advances to customers | Impairment | 12-month expected credit losses
Allowance for impairment losses.
Balance at beginning of period	675
Balance at end of period	1,332	675		675
Drawn balance | Loans and advances to customers | Impairment | Lifetime expected credit losses | Not credit impaired
Allowance for impairment losses.
Balance at beginning of period	995
Balance at end of period	2,168	995		995
Drawn balance | Loans and advances to customers | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination
Allowance for impairment losses.
Balance at beginning of period	1,447
Balance at end of period	2,161	1,447		1,447
Drawn balance | Debt securities | Impairment
Allowance for impairment losses.
Balance at beginning of period	3
Balance at end of period	5	3		3
Drawn balance | Debt securities | Impairment | 12-month expected credit losses
Allowance for impairment losses.
Balance at end of period	2
Drawn balance | Debt securities | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination
Allowance for impairment losses.
Balance at beginning of period	3
Balance at end of period	3	3		3
Undrawn balance
Allowance for impairment losses.
Total impairment charged	324			(15)
Undrawn balance | Impact of Transfers Between Stages
Allowance for impairment losses.
Impact of transfers between stages	103
Undrawn balance | Impairment
Allowance for impairment losses.
Balance at beginning of period	177		193	193
Exchange and other movements				(1)
Impact of transfers between stages	103			6
Other items charged to the income statement	221			(21)
Total impairment charged	324			(15)
Balance at end of period	501	177		177
Undrawn balance | Impairment | Impact of Transfers Between Stages
Allowance for impairment losses.
Impact of transfers between stages	103			6
Undrawn balance | Impairment | 12-month expected credit losses
Allowance for impairment losses.
Balance at beginning of period	95		123	123
Impact of transfers between stages	(2)			(3)
Other items charged to the income statement	158			(25)
Total impairment charged	156			(28)
Balance at end of period	251	95		95
Undrawn balance | Impairment | 12-month expected credit losses | Stage 1
Allowance for impairment losses.
Impact of transfers between stages	8			19
Undrawn balance | Impairment | 12-month expected credit losses | Stage 2
Allowance for impairment losses.
Impact of transfers between stages	(8)			(4)
Undrawn balance | Impairment | 12-month expected credit losses | Stage 3
Allowance for impairment losses.
Impact of transfers between stages				(1)
Undrawn balance | Impairment | 12-month expected credit losses | Impact of Transfers Between Stages
Allowance for impairment losses.
Impact of transfers between stages	(2)			(17)
Undrawn balance | Impairment | Lifetime expected credit losses | Not credit impaired
Allowance for impairment losses.
Balance at beginning of period	77		64	64
Exchange and other movements				(1)
Impact of transfers between stages	88			6
Other items charged to the income statement	50			8
Total impairment charged	138			14
Balance at end of period	215	77		77
Undrawn balance | Impairment | Lifetime expected credit losses | Not credit impaired | Stage 1
Allowance for impairment losses.
Impact of transfers between stages	(8)			(19)
Undrawn balance | Impairment | Lifetime expected credit losses | Not credit impaired | Stage 2
Allowance for impairment losses.
Impact of transfers between stages	8			4
Undrawn balance | Impairment | Lifetime expected credit losses | Not credit impaired | Stage 3
Allowance for impairment losses.
Impact of transfers between stages	(6)			(3)
Undrawn balance | Impairment | Lifetime expected credit losses | Not credit impaired | Impact of Transfers Between Stages
Allowance for impairment losses.
Impact of transfers between stages	94			24
Undrawn balance | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination
Allowance for impairment losses.
Balance at beginning of period	5		6	6
Impact of transfers between stages	17			3
Other items charged to the income statement	13			(4)
Total impairment charged	30			(1)
Balance at end of period	35	5		5
Undrawn balance | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination | Stage 3
Allowance for impairment losses.
Impact of transfers between stages	6			4
Undrawn balance | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination | Impact of Transfers Between Stages
Allowance for impairment losses.
Impact of transfers between stages	11			(1)
Undrawn balance | Retail - Mortgages [Member] | Impairment
Allowance for impairment losses.
Balance at beginning of period	1
Balance at end of period	2	1		1
Other assets
Allowance for impairment losses.
Total impairment charged	13	5
Other assets | Impairment
Allowance for impairment losses.
Balance at beginning of period	14
Balance at end of period	27	14		14
Other assets | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination
Allowance for impairment losses.
Balance at beginning of period	14
Balance at end of period	27	14		14
Loan commitments and financial guarantees
Allowance for impairment losses.
Total impairment charged	324	4	£ (19)
Loan commitments and financial guarantees | Impairment
Allowance for impairment losses.
Balance at beginning of period	177
Balance at end of period	501	177		177
Loan commitments and financial guarantees | Impairment | 12-month expected credit losses
Allowance for impairment losses.
Balance at beginning of period	95
Balance at end of period	251	95		95
Loan commitments and financial guarantees | Impairment | Lifetime expected credit losses | Not credit impaired
Allowance for impairment losses.
Balance at beginning of period	77
Balance at end of period	215	77		77
Loan commitments and financial guarantees | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination
Allowance for impairment losses.
Balance at beginning of period	5
Balance at end of period	£ 35	£ 5		£ 5